Related Party Transaction	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Related Party Transaction [Abstract]
Related Party Transaction

4. Related Party Transaction

Related Parties

Name of related parties	Relationship with the Company
Siu Ping Lo	Responsible officer of YeeTah
Huihe Zheng	Principal shareholder, Chief Executive Officer and Chairman of the Company
Ouya Properties Group Ltd. (“OPG”)	A company controlled by Huihe Zheng
Tim Shannon	Former Chief Financial Officer(1)

(1)      Tim Shannon resigned as the Chief Financial Officer of the Company effective as of August 5, 2024.

Related Party Transactions

(i)     During the three months ended June 30, 2024, Huihe Zheng advanced $129,056 (2023: US$100,761) to the Company to support its operations.

Due to Related Party Balance

The Company’s due to related party balance is as follows:

	June 30, 2024	March 31, 2024
	US$	US$
Huihe Zheng	1,412,277	1,283,221
Total	1,412,277	1,283,221

The due to related party balance is unsecured, interest-free and due on demand.

4. Related Party Transaction

Related Parties

Name of related parties	Relationship with the Company
Siu Ping Lo	Responsible officer of YeeTah
Huihe Zheng	Principal shareholder, Chief Executive Officer and Chairman of the Company
YeeTah Financial Group Co., Ltd. (“YeeTah Financial”)	A company previously controlled by Siu Ping Lo
Ouya Properties Group Ltd. (“OPG”)	A company controlled by Huihe Zheng

Related Party Transactions

(i)     During the year ended March 31, 2024, YeeTah Financial no longer is a related party to the Company since YeeTah Financial is no longer controlled by Siu Ping Lo. During the year ended March 31, 2023, YeeTah Financial charged YeeTah US$43,586 commission expenses in relation to insurance referral services rendered by YeeTah Financial.

(ii)    During the year ended March 31, 2024, Huihe Zheng advanced US$244,313 (2023: US$220,350) to the Company to support its operations.

(iii)   During the year ended March 31, 2024, OPG advanced nil (2023: US$3,202) to the Company to support its operations.

Due to Related Party Balance

The Company’s due to related party balance is as follows:

	March 31, 2024	March 31, 2023
	US$	US$
Huihe Zheng	1,283,221	1,035,730
OPG	—	3,202
YeeTah Financial	—	8,176
Total	1,283,221	1,047,108

The due to related party balance is unsecured, interest-free and due on demand.

Subscription Receivable Due from a Shareholder

The Company’s subscription receivable due from a shareholder balance is as follows:

	March 31, 2024	March 31, 2023
	US$	US$
Huihe Zheng	—	48,718

The due from shareholder balances represent the purchase price for shares of QDM BVI to be paid by Mr. Huihe Zheng. The due from a shareholder balance as of March 31, 2023 was unsecured, interest-free and due on demand. The subscription receivable from Mr. Huihe Zheng has been offset with the balance that the Company owed to him.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiaries are subject to a 16.5% income tax on their taxable income generated from operations in Hong Kong. On December 29, 2017, Hong Kong government announced a two-tiered profit tax rate regime. Under the two-tiered tax rate regime, the first